LONG-TERM NOTES AND LOANS PAYABLE, NET - Schedule of Long-Term Notes and Loans Payable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Sep. 26, 2023	Aug. 12, 2021
Debt Instrument [Line Items]
Short-term borrowings and interest payable	$ 9,325	$ 9,813
Total borrowings and interest payable	482,801	525,671
Debt issuance costs	10,117	16,141
Less: Unamortized debt issuance costs	(10,117)	(16,141)
Less: Short-term borrowings and interest payable	(9,325)	(9,813)
Less: current lease liabilities	(2,609)	(2,004)
Total Long-term notes and loans payable, net	460,750	497,713
Senior Loan
Debt Instrument [Line Items]
Present value of financing liabilities	360,000	400,000
Debt issuance costs				$ 10,900
Less: Unamortized debt issuance costs				$ (10,900)
Mortgage Loans
Debt Instrument [Line Items]
Present value of financing liabilities	19,787	20,160
Debt issuance costs			$ 2,000
Less: Unamortized debt issuance costs			$ (2,000)
Financing liability
Debt Instrument [Line Items]
Present value of financing liabilities	93,689	95,698
Total Long-term notes and loans payable, net	$ 90,940	$ 93,500